TAX SITUATION - Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current -
Current tax expense (income)	S/ 1,675,617	S/ 1,429,808	S/ 1,396,842
Deferred tax expense (income)	(52,540)	91,101	(3,556)
Total	1,623,077	1,520,909	1,393,286
In Peru
Current -
Current tax expense (income)	1,469,497	1,315,896	1,262,302
Deferred tax expense (income)	(30,967)	87,952	(18,264)
In other countries
Current -
Current tax expense (income)	206,120	113,912	134,540
Deferred tax expense (income)	S/ (21,573)	S/ 3,149	S/ 14,708